Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2011
Frost Core Growth Equity Fund (First Prospectus Summary) | Frost Core Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FROST GROWTH EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Frost Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds (Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase). More information about these and other discounts is available from your financial professional and in the section
"Sales Charges" on page 104 of this prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds (Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase).
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings.  The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

     o  Historical and expected organic revenue growth rates;
     o  Historical and expected earnings growth rates;
     o  Signs of accelerating growth potential;
     o  Positive earnings revisions;
     o  Earnings momentum;
     o  Improving margin and return on equity trends; and
     o  Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock.  The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings.  Valuation factors considered in identifying securities for the Fund's portfolio include:

     o  Price/earnings ratio;
     o  Price/sales ratio;
     o  Price/earnings to growth ratio;
     o  Enterprise value/earnings before interest, taxes, depreciation and amortization;
     o  Enterprise value/sales;
     o  Price/cash flow;
     o  Balance sheet strength; and
     o  Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power.
Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models.  The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.

The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United
States.  In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively)
the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK -- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The performance information provided includes the returns of Institutional
Class Shares for periods prior to June 30, 2008. Institutional Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Class A Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the
Class A Shares would be lower than those of the Institutional Class Shares.
Institutional Class Shares performance presented has been adjusted to reflect the Distribution (12b-1) fees and, for the performance table, the Maximum Sales
Charge (Load), applicable to Class A Shares.

Institutional Class Shares first became available on April 25, 2008, when the
Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008.  Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the Predecessor Fund commenced operations prior to the periods shown, the earliest date for which its performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges were included, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER       WORST QUARTER
                   ---------------------------------
                        15.48%            (20.79)%
                   ---------------------------------
                    (06/30/2009)        (12/31/2008)
                   ----------------------------------
The performance information shown above is based on a calendar year. The Fund's performance for Class A Shares from 1/1/11 to 9/30/11 was (9.18)%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's Class A Shares' average annual total returns for the periods ended December 31, 2010 to those of the Russell 1000 Growth Index.
After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the period since the Performance Start Date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Frost Core Growth Equity Fund (First Prospectus Summary) | Frost Core Growth Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
Frost Core Growth Equity Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
Average Annual Returns, Since Inception Secondary	ck0000890540_AverageAnnualReturnSinceInceptionSecondary	4.36%
Average Annual Returns, Inception Date Secondary	ck0000890540_AverageAnnualReturnInceptionDateSecondary	May 31, 2002
Frost Core Growth Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,978
Annual Return 2003	rr_AnnualReturn2003	24.25%
Annual Return 2004	rr_AnnualReturn2004	7.75%
Annual Return 2005	rr_AnnualReturn2005	3.90%
Annual Return 2006	rr_AnnualReturn2006	9.63%
Annual Return 2007	rr_AnnualReturn2007	11.93%
Annual Return 2008	rr_AnnualReturn2008	(37.55%)
Annual Return 2009	rr_AnnualReturn2009	29.87%
Annual Return 2010	rr_AnnualReturn2010	15.15%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
Frost Core Growth Equity Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Frost Core Growth Equity Fund | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.